Supplemental cashflow information (Disclosure of detailed information about change in non-cash working capital) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplementary Cash Flow Information [Abstract]
Accounts receivable	$ (12,675,672)	$ (1,520,321)
Prepaid assets	(510,063)	(25,411)
Accounts payable and accrued liabilities	35,738,561	(5,012,319)
Change in non-cash working capital operating activities	22,552,826	(6,558,051)
Changes In Non-cash Working Capital [Abstract]
Operating activities	6,800,511	192,094
Investing activities	15,752,315	(9,631,691)
Financing activities	0	2,881,546
Changes in non-cash working capital	22,552,826	(6,558,051)
Cash interest paid	2,278,570	156,778
Taxes paid	$ 0	$ 0